Investment Portfolio	as of November 30, 2020 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 29.9%
DWS Core Equity Fund "Institutional" (a)	408,228	12,728,558
DWS Emerging Markets Equity Fund "Institutional" (a)	34,634	806,962
DWS ESG Core Equity Fund "Institutional" (a)	341,768	5,895,502
DWS RREEF Global Infrastructure Fund "Institutional" (a)	50,144	796,794
DWS RREEF Real Estate Securities Fund "Institutional" (a)	117,032	2,353,511
DWS Small Cap Core Fund "S" (a)	49,342	1,592,281
Total Equity - Equity Funds (Cost $15,299,194)		24,173,608
Equity - Exchange- Traded Funds 10.3%
iShares Core MSCI Europe ETF	37,821	1,866,466
iShares MSCI Japan ETF	31,424	2,023,391
iShares MSCI Pacific ex Japan ETF	26,497	1,213,563
SPDR S&P Emerging Asia Pacific ETF	26,359	3,213,162
Total Equity - Exchange-Traded Funds (Cost $7,187,201)		8,316,582
Fixed Income - Bond Funds 26.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	425,519	3,974,350
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	98,762	875,030
DWS GNMA Fund "Institutional" (a)	636,044	8,853,727
DWS High Income Fund "Institutional" (a)	1,605,409	7,722,018
Total Fixed Income - Bond Funds (Cost $20,429,338)		21,425,125
Fixed Income - Exchange-Traded Funds 30.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	83,053	11,501,179
iShares JP Morgan USD Emerging Markets Bond ETF	7,959	909,316
iShares U.S. Treasury Bond ETF	219,481	6,087,306
Vanguard Total International Bond ETF	110,911	6,490,512
Total Fixed Income - Exchange-Traded Funds (Cost $23,521,270)		24,988,313
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.6%
U.S. Treasury Bills, 0.155% *, 6/17/2021 (b) (Cost $461,608)	462,000	461,790
	Shares	Value ($)
Fixed Income - Money Market Fund 1.9%
DWS Central Cash Management Government Fund, 0.09% (a) (c) (Cost $1,585,778)	1,585,778	1,585,778
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,484,389)	100.1	80,951,196
Other Assets and Liabilities, Net	(0.1)	(109,964)
Net Assets	100.0	80,841,232

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended November 30, 2020 are as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
Equity - Equity Funds 29.9%
DWS Core Equity Fund "Institutional" (a)
13,437,444	40,160	1,248,409	601,287	(101,924)	40,160	—	408,228	12,728,558
DWS Emerging Markets Equity Fund "Institutional" (a)
867,244	—	144,040	10,646	73,112	—	—	34,634	806,962
DWS ESG Core Equity Fund "Institutional" (a)
4,582,887	1,028,060	—	—	284,555	—	—	341,768	5,895,502
DWS RREEF Global Infrastructure Fund "Institutional" (a)
806,026	387,255	444,000	22,277	25,236	4,605	—	50,144	796,794
DWS RREEF Real Estate Securities Fund "Institutional" (a)
2,786,150	14,195	526,660	(39,649)	119,475	14,195	—	117,032	2,353,511
DWS Small Cap Core Fund "S" (a)
1,224,850	247,220	94,600	27,295	187,516	—	—	49,342	1,592,281
Fixed Income - Bond Funds 26.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
3,515,682	414,833	—	—	43,835	41,853	—	425,519	3,974,350
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
864,978	3,971	—	—	6,081	3,971	—	98,762	875,030
DWS GNMA Fund "Institutional" (a)
8,849,082	155,198	163,530	(118)	13,095	43,749	—	636,044	8,853,727
DWS High Income Fund "Institutional" (a)
7,689,275	1,342,129	1,400,630	24,123	67,121	80,329	—	1,605,409	7,722,018
Fixed Income - Money Market Fund 1.9%
DWS Central Cash Management Government Fund, 0.09% (a) (c)
3,196,067	5,338,429	6,948,718	—	—	612	—	1,585,778	1,585,778
47,819,685	8,971,450	10,970,587	645,861	718,102	229,474	—	5,352,660	47,184,511

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	At November 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At November 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	12/18/2020	35	1,377,078	1,463,329	86,251
Russell E-Mini 2000 Index	USD	12/18/2020	2	172,776	182,010	9,234
S&P 500 E-Mini Index	USD	12/18/2020	5	861,325	905,800	44,475
Total unrealized appreciation						139,960

At November 30, 2020, open futures contracts sold are as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2021	14	1,930,214	1,934,406	(4,192)

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$24,173,608	$—	$—	$24,173,608
Equity - Exchange-Traded Funds	8,316,582	—	—	8,316,582
Fixed Income - Bond Funds	21,425,125	—	—	21,425,125
Fixed Income - Exchange-Traded Funds	24,988,313	—	—	24,988,313
Short-Term U.S. Treasury Obligations	—	461,790	—	461,790
Fixed Income - Money Market Fund	1,585,778	—	—	1,585,778
Derivatives (d)
Futures Contracts	139,960	—	—	139,960
Total	$80,629,366	$461,790	$—	$81,091,156
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(4,192)	$—	$—	$(4,192)
Total	$(4,192)	$—	$—	$(4,192)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 139,960
Interest Rate Contracts	$ (4,192)

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DMACAT-PH1

R-080548-1 (1/23)